RELATED PARTY TRANSACTIONS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
CI and IIOSS
RELATED PARTY TRANSACTIONS
Expenses		¥ 40,363
CI
RELATED PARTY TRANSACTIONS
Expenses	¥ 44,419